Performance Management - Vericimetry U.S. Small Cap Value Fund	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years. The table compares the Fund’s average annual returns (before and after taxes) for the 1 year, 5 year, 10 year and since inception periods with those of the Russell 2000 Value Index and Russell 3000 Index over the same periods. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

You can obtain updated performance information on our website at www.vericimetryfunds.com.

Performance Past Does Not Indicate Future [Text]	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Return (per calendar year)
Bar Chart Closing [Text Block]	During the period shown, the Fund’s highest total return for a quarter was 32.00% (quarter ended December 31, 2020) and the lowest return for a quarter was -37.01% (quarter ended March 31, 2020).
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to non-taxable investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.vericimetryfunds.com
Vericimetry U.S. Small Cap Value Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	32.00%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(37.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020